Summary of Intangible Assets Not Subject to Amortization Due to Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 6,495	¥ 6,880
Trademark
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 6,495	¥ 6,880